Consolidated Statement Of Balance Sheet - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 53,557,065	$ 53,774,641
Right of use assets	447,413	555,384
Intangible assets	192,333	171,467
Investments	3,481	6,021,434
Goodwill	34,717	34,717
Inventories	2,156,154	2,037,914
Other receivables	480,816	765,175
Total non-current assets	56,871,979	63,360,732
Current assets
Inventories	5,491,783	6,592,903
Other receivables	1,217,190	764,614
Trade accounts receivable	2,989,390	3,231,790
Investments	4,108,923	1,388,102
Cash and banks	266,625	387,445
Total current assets	14,073,911	12,364,854
Total assets	70,945,890	75,725,586
SHAREHOLDERS' EQUITY AND LIABILITIES
Capital stock and other capital related accounts	15,048,948	15,048,948
Reserves	18,719,432	16,164,590
Retained earnings	11,351,024	5,226,692
Accumulated other comprehensive income		449,558
Equity attributable to owners of the parent company	45,119,404	36,889,788
Non-controlling interest	271,215	3,036,939
Total shareholders' equity	45,390,619	39,926,727
Non-current liabilities
Borrowings	1,869,583	5,566,955
Lease liabilities	390,405	462,918
Accounts payable	102,435	189,750
Provisions	487,466	758,943
Salaries and social security contributions	38,267
Other liabilities	111,772	70,097
Deferred tax liabilities	7,276,106	7,399,657
Total non-current liabilities	10,276,034	14,448,320
Current liabilities
Borrowings	4,571,257	6,970,898
Lease liabilities	140,403	138,614
Advances from customers	731,925	259,635
Salaries and social security contributions	1,421,916	1,277,573
Accounts payable	5,393,016	11,891,250
Tax liabilities	2,884,059	699,129
Other liabilities	136,661	113,440
Total current liabilities	15,279,237	21,350,539
Total liabilities	25,555,271	35,798,859
Total shareholders' equity and liabilities	$ 70,945,890	$ 75,725,586